Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 1,527,283	¥ 1,502,052	¥ 1,438,578
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		50,131	53,684	52,624
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		165,288	169,407	168,756
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		79,353	66,025	73,176
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		199,625	238,112	225,877
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		244,017	221,494	233,448
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		235,497	184,559	147,597
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		125,658	119,919	115,002
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	43,889	46,322	44,962
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		42,117	44,415	46,918
Real Estate [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		48,110	49,764	45,160
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 293,598	¥ 308,351	¥ 285,058

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.